Asset Retirement Obligation	12 Months Ended
Dec. 31, 2017
Asset Retirement Obligations [Abstract]
Asset Retirement Obligation

Note 10 Asset Retirement Obligations

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets.  Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions.  These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2017 and 2016, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations.  The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2017 and 2016, were as follows:

	2017	2016
(Dollars in millions)
Balance at beginning of year	$174	$158
Additional liabilities accrued	1	1
Revisions in estimated cash outflows	(3)	5
Disposition of assets	(1)	(1)
Accretion expense	12	11
Balance at end of year	$183	$174